Stockholder's Equity (Details)			6 Months Ended	12 Months Ended
	Dec. 16, 2016 shares	Nov. 23, 2016 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Nov. 23, 2018 $ / shares	Nov. 06, 2018 $ / shares
Common Stock [Abstract]
Common stock, shares authorized (in shares)				500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)				4,890,697	4,752,672
Common stock, shares outstanding (in shares)				4,890,697	4,752,672
Number of shares subject to redemption (in shares)				1,076,328	14,213,703
Redemption value (in dollars per share) | $ / shares				$ 10.155	$ 10.00		$ 10.155	$ 10.125
Value of shares subject to redemption | $				$ 10,930,113	$ 142,137,034
Preferred Stock [Abstract]
Preffered stock, authorized (in shares)				50,000,000
Preffered stock, par value (in dollars per share) | $ / shares				$ 0.0001
Preffered stock, issued (in shares)				0	0
Preffered stock, outstanding (in shares)				0	0
Offering Costs [Abstract]
Offering costs | $			$ 3,085,495	$ 0	$ 0
Deferred underwriting fee | $				$ 0	$ 5,310,585
Initial Public Offering [Member]
Offering Costs [Abstract]
Offering costs | $						$ 8,872,106
Number of shares issued (in shares)		15,000,000				15,173,100
Underwriting fees | $						$ 3,034,620
Deferred underwriting fee | $			$ 5,310,585			$ 5,310,585
Over-Allotment Option [Member]
Offering Costs [Abstract]
Number of shares issued (in shares)	173,100
Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)				400,000,000
Common stock, shares issued (in shares)				2,173,750	15,173,100
Common stock, shares outstanding (in shares)				2,173,750	15,173,100
Common stock conversion ratio				1
Class B [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)				100,000,000
Common stock, shares issued (in shares)				3,793,275	3,793,275
Common stock, shares outstanding (in shares)				3,793,275	3,793,275